Pension Plan (Tables)	12 Months Ended
Dec. 31, 2015
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2013	2014	2015
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,897	2,098	3,320
Service cost	440	437	273
Interest cost	58	58	57
Actuarial loss(gain)	(202)	814	79
Benefits paid	(95)	(87)	(97)

Projected benefit obligation at end of year	2,098	3,320	3,632

Change in plan assets
Fair value of plan assets at beginning of year	1,925	2,319	2,556
Actual return on plan assets	43	31	33
Employer contributions	433	282	328
Benefits paid	(82)	(76)	(117)

Fair value of plan assets at end of year	2,319	2,556	2,800

Funded status recognized as an other asset (liabilities)	221	(764)	(832)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Net loss	460	848	852
Transition obligation	1	1	1

Total recognized in accumulated other comprehensive income	461	849	853

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Service cost	440	437	273
Interest cost	58	58	57
Projected return on plan assets	(47)	(51)	(47)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	(3)	(19)	27

Net periodic benefit cost	448	425	310

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2013	2014	2015
	US$	US$	US$
Recognize the decrease in net gain	203	388	4
Amortization of net gain	—	—	—

Total recognized in other comprehensive loss	203	388	4

Expected Benefit Payments	Expected benefit payments:

US$
2016	146
2017	290
2018	175
2019	140
2020	120
2021 and thereafter	748

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2013		2014		2015
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.88%	5.20%	2.00%	4.10%	1.75%	3.90%
Rate of compensation increase	4.25%	2.60%	4.25%	5.00%	4.25%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.88%	5.20%	2.00%	4.10%	1.75%	3.90%
Expected long-term return on plan assets	2.00%	3.00%	2.00%	2.00%	2.00%	1.20%
Rate of compensation increase	4.25%	2.60%	4.25%	5.00%	4.25%	4.00%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2014 and 2015 are as follows:

	December 31
	2014	2015
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	730	823
Fixed deposit
Industrial Bank of Korea	875	980

	1,605	1,803